Derivative Instruments	12 Months Ended
Dec. 31, 2024
Derivative Instruments [Abstract]
DERIVATIVE INSTRUMENTS

Note 5 — DERIVATIVE INSTRUMENTS

Year ended December 31, 2024
Current derivative assets:
Derivative assets, not designated for hedging	$128,830
Hedging instruments	1,867,510
$1,996,340

The Company utilizes derivative financial instruments to manage its primary market risk exposures, particularly commodity price volatility associated with fixed-price physical purchase/sales contracts and inventory positions. These commodity derivatives serve a dual purpose: (1) hedging guaranteed rubber transactions to mitigate price risk, and (2) generating trading gains through strategic positioning in derivative markets. For the year ended December 31, 2024, the Company recorded net investment losses of $641,097 on its derivative portfolio, reflecting both hedging activities and trading outcomes.

Derivative assets, not designated for hedging

The derivative instruments not designated for hedge accounting consist of standalone futures contracts acquired by the Company for speculative trading purposes, with the primary objective of generating investment returns through strategic positioning in futures markets. These contracts are actively traded to capitalize on price differentials between entry and exit positions, leveraging market volatility and liquidity conditions.

The Company classified these derivatives as fair value through profit or loss (FVTPL), with changes in their fair value recognized immediately in the income statement under 'investment gains/losses.' The Company employs rigorous risk management protocols to mitigate potential market, liquidity, and counterparty risks associated with these positions.

The trading strategy focuses on exploiting arbitrage opportunities, spread trading, and directional bets on underlying asset price movements, rather than serving as an economic hedge against the Company’s operational exposures.

Hedging instruments

The hedging instruments consist of exchange-traded futures contracts entered into by the Company to mitigate the price risk associated with anticipated future purchases of natural rubber. These derivative contracts are designated as cash flow hedges under ASC 815 (Accounting for Derivatives and Hedging), with the objective of locking in purchase prices and reducing volatility in future cash flows caused by fluctuations in rubber market prices.

The Company aligns the terms of these futures contracts—including contract size, maturity, and underlying commodity specifications—with its forecasted rubber procurement needs to ensure high hedge effectiveness. Changes in the fair value of these hedging instruments are recorded in Other Comprehensive Income (OCI) and subsequently reclassified into earnings when the hedged transaction (i.e., the actual purchase of rubber) affects profit or loss.

Additionally, the Company monitors basis risk—the potential mismatch between futures prices and regional rubber spot prices—and adjusts hedge positions as needed to maintain optimal risk mitigation.

The Company does not apply hedge accounting for its derivative instruments, as management has determined that the costs and operational complexities associated with compliance outweigh the financial reporting benefits. Under ASC 815 for U.S. GAAP, hedge accounting requires rigorous documentation, effectiveness testing, and ongoing reassessment, which the Company has concluded would impose an undue administrative burden without providing material advantages to its financial statements.